Note 13. Leases	12 Months Ended
Dec. 31, 2011
Leases of Lessee Disclosure [Text Block]

13. Leases

Future minimum lease payments under leases with initial or remaining non-cancelable lease terms in excess of one year at December 31, 2011 are as follows:

	Capital	Operating
	Leases	Leases
2012	$ 2,062	$ 7,964
2013	1,748	7,474
2014	1,382	6,459
2015	674	5,246
2016	151	4,399
Thereafter	-	8,936
Total minimum lease payments	6,017	$ 40,478
Amount representing interest	(695)
Present value of net minimum lease payments, including current obligations of $1,715	$ 5,322

Rent expense under operating leases amounted to $9,561 for the year ended December 31, 2011, $662 for the period from December 3, 2010 through December 31, 2010, $8,465 for the period from January 1, 2010 through December 2, 2010 and $8,937 for the year ended December 31, 2009.